Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Income Statement Parent Corporation

Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2012	2011	2010 (a)
Dividends from bank subsidiaries	$645	$120	$200
Dividends from nonbank subsidiaries	199	54	74
Interest revenue from bank subsidiaries	120	211	211
Interest revenue from nonbank subsidiaries	126	130	131
Gain on securities held for sale	11	17	5
Other revenue	47	51	73
Total revenue	1,148	583	694
Interest (including $30, $13, $14 to subsidiaries)	340	282	285
Other expense	103	138	221
Total expense	443	420	506
Income before income taxes and equity in undistributed net income of subsidiaries	705	163	188
Provision (benefit) for income taxes	(83)	66	(465)
Equity in undistributed net income:
Bank subsidiaries	936	1,781	1,630
Nonbank subsidiaries	721	638	235
Net income	2,445	2,516	2,518
Preferred dividends	(18)	-	-
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$2,427	$2,516	$2,518
(a)	Includes the results of discontinued operations.

Condensed Balance Sheet Parent Corporation

Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2012	2011
Assets:
Cash and due from banks	$4,182	$4,884
Securities	112	188
Loans—net of allowance	13	20
Investment in and advances to subsidiaries and associated companies:
Banks	28,371	29,169
Other	24,273	20,930
Subtotal	52,644	50,099
Corporate-owned life insurance	682	666
Other assets	3,024	3,009
Total assets	$60,657	$58,866
Liabilities:
Deferred compensation	$489	$492
Commercial paper	338	10
Affiliate borrowings	3,338	3,407
Other liabilities	2,647	2,735
Long-term debt	17,414	18,805
Total liabilities	24,226	25,449
Shareholders’ equity	36,431	33,417
Total liabilities and shareholders’ equity	$60,657	$58,866

Condensed Statement of Cash Flows Parent Corporation

Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2012	2011	2010
Operating activities:
Net income	$2,445	$2,516	$2,518
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13	13	14
Equity in undistributed net (income)/loss of subsidiaries	(1,657)	(2,419)	(1,865)
Change in accrued interest receivable	13	(22)	2
Change in accrued interest payable	(16)	11	2
Change in taxes payable (a)	177	168	(321)
Other, net	(179)	(80)	179
Net cash provided by operating activities	796	187	529
Investing activities:
Purchases of securities	-	(50)	(5)
Proceeds from sales of securities	86	101	43
Change in loans	7	32	61
Acquisitions of, investments in, and advances to subsidiaries	175	(611)	(1,002)
Other, net	17	-	208
Net cash provided by/(used in) investing activities	285	(528)	(695)
Financing activities:
Net change in commercial paper	328	-	(2)
Proceeds from issuance of long-term debt	2,761	5,042	1,347
Repayments of long-term debt	(4,163)	(1,911)	(2,614)
Change in advances from subsidiaries	(53)	63	(10)
Issuance of common stock	65	43	728
Treasury stock acquired	(1,148)	(873)	(41)
Issuance of preferred stock	1,068	-	-
Cash dividends paid	(641)	(593)	(440)
Tax benefit realized on share based payment awards	-	2	1
Net cash provided by/(used in) financing activities	(1,783)	1,773	(1,031)
Change in cash and due from banks	(702)	1,432	(1,197)
Cash and due from banks at beginning of year	4,884	3,452	4,649
Cash and due from banks at end of year	$4,182	$4,884	$3,452
Supplemental disclosures
Interest paid	$324	$293	$284
Income taxes paid	$401	$212	$442 (b)
Income taxes refunded	$1	$123	$178 (b)
(a)	Includes payments received from subsidiaries for taxes of $648 million in 2012, $501 million in 2011 and $900 million in 2010.
(b)	Includes discontinued operations.